Subsequent Events (Details) (USD $)	3 Months Ended			4 Months Ended
	Mar. 31, 2013		Dec. 31, 2012	Oct. 31, 2012
Business Acquisition, Contingent Consideration, Potential Cash Payment	$ 200,000	[1]		$ 150,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	2,861,111	[2]	2,583,333	3,000,000

[1]	If a registration statement is not declared effective by the United States Securities Exchange Commission in respect of the Liberty Silver Shares by March 1, 2013
[2]	If a registration statement is declared effective by the United States Securities Exchange Commission in respect of the Liberty Silver Shares by March 1, 2013